Property, Plant and Equipment - Acquired assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment
Right of use assets - buildings, net	€ 11,519		€ 10,910
Technical machinery, net	10,083		9,069
Office and other equipment	4,178		4,380
Furniture and fixtures, net	3,672		3,555
Technical machinery under construction	1,014		884
Other, net	1,594		1,812
Property, Plant and Equipment, net	€ 32,060	€ 30,610	€ 30,610